Intangible assets (revised) - Indefinite Lived Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of intangible assets with indefinite useful life [line items]
Value-in-use calculation on detailed financial budgets extrapolated period	10 years	10 years
Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 51,930	£ 78,228
Value-in-use calculation on detailed financial budgets extrapolated period	5 years
Newport | Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 20,753	£ 33,236
Volume 5 Year CAGR	(11.30%)	(6.70%)
Pre-tax discount rates	8.70%	9.20%
Newport | Brand names | Pro Forma
Disclosure of intangible assets with indefinite useful life [line items]
Pre-tax discount rates		7.90%
Camel | Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 7,822	£ 14,058
Volume 5 Year CAGR	(12.30%)	(6.40%)
Pre-tax discount rates	8.90%	8.90%
Camel | Brand names | Pro Forma
Disclosure of intangible assets with indefinite useful life [line items]
Pre-tax discount rates		7.60%
Pall Mall | Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 2,608	£ 6,252
Volume 5 Year CAGR	(18.80%)	(13.00%)
Pre-tax discount rates	9.40%	8.60%
Natural American Spirit | Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 10,439	£ 13,019
Volume 5 Year CAGR	(7.60%)	(2.50%)
Pre-tax discount rates	7.90%	8.60%
Camel snus | Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 1,099	£ 1,355
Volume 5 Year CAGR	(5.40%)	(5.30%)
Pre-tax discount rates	7.80%	8.60%
Grizzly | Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 9,209	£ 10,308
Volume 5 Year CAGR	(3.90%)	(3.70%)
Pre-tax discount rates	7.80%	8.60%
Pall Mall Grizzly CamelSnus Natural American Spirit | Brand names | Pro Forma
Disclosure of intangible assets with indefinite useful life [line items]
Pre-tax discount rates		7.40%